UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22405

ClearBridge Energy MLP Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: July 1, 2016–June 30, 2017

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22405
Reporting Period: 07/01/2016 - 06/30/2017
ClearBridge Energy MLP Fund Inc.

======================= ClearBridge Energy MLP Fund Inc. =======================

BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101
Meeting Date: JUN 06, 2017   Meeting Type: Annual
Record Date:  APR 10, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Barbara J. Duganier      For       For          Management
1.2   Elect Director Joseph A. LaSala, Jr.    For       For          Management
1.3   Elect Director Larry C. Payne           For       For          Management
1.4   Elect Director Martin A. White          For       For          Management
2     Amend Omnibus Stock Plan                For       For          Management
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
5     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

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ENERGY TRANSFER PARTNERS L.P.

Ticker:       ETP            Security ID:  29273R109
Meeting Date: APR 26, 2017   Meeting Type: Special
Record Date:  FEB 27, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management
3     Advisory Vote on Golden Parachutes      For       For          Management

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GOLAR LNG PARTNERS LP

Ticker:       GMLP           Security ID:  Y2745C102
Meeting Date: SEP 28, 2016   Meeting Type: Annual
Record Date:  AUG 03, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Alf C. Thorkildsen       For       For          Management

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MACQUARIE INFRASTRUCTURE CORPORATION

Ticker:       MIC            Security ID:  55608B105
Meeting Date: MAY 17, 2017   Meeting Type: Annual
Record Date:  MAR 22, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Norman H. Brown, Jr.     For       For          Management
1b    Elect Director George W. Carmany, III   For       For          Management
1c    Elect Director Ronald Kirk              For       For          Management
1d    Elect Director H.E. (Jack) Lentz        For       For          Management
1e    Elect Director Ouma Sananikone          For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management

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MAGELLAN MIDSTREAM PARTNERS, L.P.

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 20, 2017   Meeting Type: Annual
Record Date:  FEB 21, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Lori A. Gobillot         For       For          Management
1.2   Elect Director Edward J. Guay           For       For          Management
1.3   Elect Director Michael N. Mears         For       For          Management
1.4   Elect Director James R. Montague        For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Ernst & Young LLP as Auditors    For       For          Management

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ONEOK PARTNERS, L.P.

Ticker:       OKS            Security ID:  68268N103
Meeting Date: JUN 30, 2017   Meeting Type: Special
Record Date:  MAY 19, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management

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PLAINS GP HOLDINGS, LP

Ticker:       PAGP           Security ID:  72651A108
Meeting Date: NOV 15, 2016   Meeting Type: Special
Record Date:  SEP 30, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Simplification Agreement    For       For          Management
2     Adjourn Meeting                         For       For          Management

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ROSE ROCK MIDSTREAM LP

Ticker:       RRMS           Security ID:  777149105
Meeting Date: SEP 29, 2016   Meeting Type: Written Consent
Record Date:  AUG 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management

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TARGA RESOURCES CORP.

Ticker:       TRGP           Security ID:  87612G101
Meeting Date: MAY 22, 2017   Meeting Type: Annual
Record Date:  APR 03, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Charles R. Crisp         For       For          Management
1.2   Elect Director Laura C. Fulton          For       For          Management
1.3   Elect Director Michael A. Heim          For       For          Management
1.4   Elect Director James W. Whalen          For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
5     Amend Omnibus Stock Plan                For       Against      Management
6     Approve Issuance of Shares of Common    For       For          Management
      Stock Upon Conversion of Series A
      Preferred Stock and Exercise of
      Outstanding Warrants

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TESORO LOGISTICS LP

Ticker:       TLLP           Security ID:  88160T107
Meeting Date: OCT 04, 2016   Meeting Type: Special
Record Date:  AUG 18, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend Omnibus Stock Plan                For       For          Management
2     Adjourn Meeting                         For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ClearBridge Energy MLP Fund Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 11, 2017